Fair Value, Assets Measured at Fair Value Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Assets measured at fair value on a non-recurring basis [Abstract]
Other Real Estate Owned, Valuation Technique [Extensible List]	Valuation, Market Approach [Member]	Valuation, Market Approach [Member]
Other Real Estate Owned, Measurement Input [Extensible List]	Measurement Input, Comparability Adjustment [Member]	Measurement Input, Comparability Adjustment [Member]
Impaired loans [Abstract]
Impaired loans	$ 24,400	$ 24,700
Valuation charge on other real estate owned	350	143
Collateral dependent impaired loans	0	0
Valuation allowance	0	0
Gross charge offs, residential impaired loans	0	0
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	$ 2,174	$ 194
Nonrecurring [Member] | Minimum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0	0
Nonrecurring [Member] | Maximum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.44	0.39
Nonrecurring [Member] | Weighted Average [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.18	0.20
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	$ 0	$ 0
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Significant Other Observable Inputs (Level 2) [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	0	0
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Significant Unobservable Inputs (Level 3) [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	0	0
Nonrecurring [Member] | Carrying Value [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	2,174	194
Nonrecurring [Member] | Carrying Value [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	$ 0	$ 0